Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in millions)

								APCo
						OPCo		Appalachian
						Ohio		Consumer
				TCC		Phase-in-		Rate		Protected
	SWEPCo	I&M	AEP	Transition		Recovery		Relief		Cell
	Sabine	DCC Fuel	Credit	Funding		Funding		Funding		of EIS
ASSETS
Current Assets	$67	$118	$935	$232		$23		$6		$143
Net Property, Plant and Equipment	157	157	-	-		-		-		-
Other Noncurrent Assets	51	60	1	1,918	(a)	252	(b)	378	(c)	3
Total Assets	$275	$335	$936	$2,150		$275		$384		$146

LIABILITIES AND EQUITY
Current Liabilities	$33	$108	$827	$312		$37		$14		$39
Noncurrent Liabilities	242	227	1	1,820		237		368		66
Equity	-	-	108	18		1		2		41
Total Liabilities and Equity	$275	$335	$936	$2,150		$275		$384		$146

(a) Includes an intercompany item eliminated in consolidation of $82 million.

(b) Includes an intercompany item eliminated in consolidation of $116 million.

(c) Includes an intercompany item eliminated in consolidation of $4 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2012
(in millions)

				TCC
	SWEPCo	I&M		Transition		Protected Cell
	Sabine	DCC Fuel	AEP Credit	Funding		of EIS
ASSETS
Current Assets	$57	$133	$843	$250		$130
Net Property, Plant and Equipment	170	176	-	-		-
Other Noncurrent Assets	55	92	1	2,167	(a)	4
Total Assets	$282	$401	$844	$2,417		$134

LIABILITIES AND EQUITY
Current Liabilities	$32	$121	$800	$304		$43
Noncurrent Liabilities	250	280	1	2,095		66
Equity	-	-	43	18		25
Total Liabilities and Equity	$282	$401	$844	$2,417		$134

(a) Includes an intercompany item eliminated in consolidation of $89 million.

Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$8	$8
Retained Earnings	1	1	1	1
SWEPCo's Guarantee of Debt	-	61	-	49

Total Investment in DHLC	$9	$70	$9	$58

PATH West Virginia Transmission Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$19	$19
Retained Earnings	6	6	12	12

Total Investment in PATH-WV	$25	$25	$31	$31

Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
APPALACHIAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in thousands)
Appalachian
Consumer
Rate Relief
Funding
ASSETS	2013
Current Assets	$5,891
Net Property, Plant and Equipment	-
Other Noncurrent Assets (a)	378,029
Total Assets	$383,920

LIABILITIES AND EQUITY
Current Liabilities	$14,000
Noncurrent Liabilities	368,018
Equity	1,902
Total Liabilities and Equity	$383,920

(a)        Includes an intercompany item eliminated in consolidation of $4 million.

Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
I&M	$251,518	$238,865	$228,739
OPCo	148,459	203,582	185,741

Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$23,916	$23,916	$25,498	$25,498
OPCo	12,810	12,810	16,302	16,302

Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013 and 2012
(in thousands)
	DCC Fuel
ASSETS	2013	2012
Current Assets	$117,762	$132,886
Net Property, Plant and Equipment	156,820	176,065
Other Noncurrent Assets	60,450	92,473
Total Assets	$335,032	$401,424

LIABILITIES AND EQUITY
Current Liabilities	$107,815	$120,873
Noncurrent Liabilities	227,217	280,551
Equity	-	-
Total Liabilities and Equity	$335,032	$401,424

Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
I&M	$251,518	$238,865	$228,739
OPCo	148,459	203,582	185,741

Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$23,916	$23,916	$25,498	$25,498
OPCo	12,810	12,810	16,302	16,302

Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Ohio Power Co [Member] | Ohio Phase-in-Recovery Funding [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
OHIO POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2013
(in thousands)
Ohio
Phase-in-
Recovery
Funding
ASSETS	2013
Current Assets	$23,198
Other Noncurrent Assets (a)	251,409
Total Assets	$274,607

LIABILITIES AND EQUITY
Current Liabilities	$36,470
Noncurrent Liabilities	236,800
Equity	1,337
Total Liabilities and Equity	$274,607

(a)        Includes an intercompany item eliminated in consolidation of $116 million.

Public Service Co of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

Public Service Co of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings from Significant Variable Interest
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$174,393	$195,176	$195,787
I&M	119,343	127,232	126,505
OPCo	255,485	277,232	279,652
PSO	85,974	89,199	84,028
SWEPCo	125,441	136,642	130,148

Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Carrying Amount and Classification of Variable Interest in Accounts Payable [Text Block]
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$20,191	$20,191	$29,819	$29,819
I&M	12,864	12,864	17,911	17,911
OPCo	31,425	31,425	39,323	39,323
PSO	10,596	10,596	13,381	13,381
SWEPCo	13,520	13,520	19,669	19,669

Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Consolidated Assets and Liabilities of Variable Interest Entities [Table Text Block]
SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2013 and 2012
(in thousands)
	Sabine
	2013	2012
ASSETS
Current Assets	$66,478	$56,535
Net Property, Plant and Equipment	157,274	170,436
Other Noncurrent Assets	51,211	55,076
Total Assets	$274,963	$282,047

LIABILITIES AND EQUITY
Current Liabilities	$32,812	$31,446
Noncurrent Liabilities	241,673	250,340
Equity	478	261
Total Liabilities and Equity	$274,963	$282,047

Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Companys Investment In Joint Venture
	December 31,
	2013		2012
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
Capital Contribution from SWEPCo	$7,643	$7,643	$7,643	$7,643
Retained Earnings	1,600	1,600	946	946
SWEPCo's Guarantee of Debt	-	61,348	-	49,564

Total Investment in DHLC	$9,243	$70,591	$8,589	$58,153